UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 31.9%
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.6%
Daimler Finance NA LLC, Senior Notes	0.980%	8/1/16	$1,050,000	$1,052,329	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.239%	11/4/19	620,000	616,261	(a)
Ford Motor Credit Co., LLC, Senior Notes	1.561%	5/9/16	330,000	331,261	(a)
Ford Motor Credit Co., LLC, Senior Notes	0.799%	9/8/17	600,000	593,631	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.833%	3/3/17	630,000	631,078	(a)(b)

Total Automobiles				3,224,560

Media - 0.8%
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	20,000	18,610
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	550,000	620,125
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000	292,400
NBCUniversal Enterprise Inc., Senior Notes	0.826%	4/15/16	570,000	571,007	(a)(b)

Total Media				1,502,142

Specialty Retail - 0.2%
Lowe’s Cos. Inc., Senior Notes	0.702%	9/10/19	500,000	498,312	(a)

Textiles, Apparel & Luxury Goods - 0.1%
American Achievement Corp., Secured Notes	10.875%	4/15/16	180,000	179,100	(b)

TOTAL CONSUMER DISCRETIONARY				5,404,114

CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	0.700%	2/1/19	710,000	703,839	(a)

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	1.900%	7/20/18	700,000	702,613

Food Products - 0.5%
Mondelez International Inc., Senior Notes	0.820%	2/1/19	1,090,000	1,080,551	(a)

Tobacco - 0.3%
Reynolds American Inc., Senior Notes	3.250%	6/12/20	690,000	699,784

TOTAL CONSUMER STAPLES				3,186,787

ENERGY - 2.7%
Energy Equipment & Services - 0.0%
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	90,000	38,250

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets PLC, Senior Notes	0.851%	5/10/19	680,000	673,135	(a)
Devon Energy Corp., Senior Notes	0.826%	12/15/16	1,060,000	1,049,546	(a)
Enterprise Products Operating LLC, Subordinated Notes	7.034%	1/15/68	60,000	64,200	(a)
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	40,000	44,482
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	100,000	107,486
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	540,000	373,950
Petroleos Mexicanos, Senior Notes	5.750%	3/1/18	960,000	1,033,200
Shell International Finance BV, Senior Notes	0.762%	5/11/20	1,040,000	1,037,256	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.204%	4/10/19	1,000,000	1,002,187	(a)(b)

Total Oil, Gas & Consumable Fuels				5,385,442

TOTAL ENERGY				5,423,692

FINANCIALS - 15.3%
Banks - 10.6%
Bank of America Corp., Senior Notes	1.101%	3/22/16	1,540,000	1,543,313	(a)
Bank of America Corp., Senior Notes	1.154%	4/1/19	80,000	80,148	(a)
BB&T Corp., Senior Notes	1.146%	6/15/18	1,020,000	1,025,995	(a)
Capital One NA, Senior Notes	1.500%	9/5/17	670,000	664,034
CIT Group Inc., Senior Notes	5.375%	5/15/20	560,000	586,600
CIT Group Inc., Senior Notes	5.000%	8/1/23	880,000	893,200

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Bonds	0.985%	4/27/18	$1,500,000	$1,496,955	(a)
Citigroup Inc., Senior Notes	1.255%	7/25/16	360,000	360,940	(a)
Citigroup Inc., Senior Notes	4.450%	1/10/17	640,000	664,811
Citigroup Inc., Senior Notes	1.054%	4/8/19	530,000	527,249	(a)
Credit Agricole SA, Senior Notes	1.252%	6/10/20	1,480,000	1,481,658	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	500,000	552,981	(b)
HSBC Bank PLC, Senior Notes	0.961%	5/15/18	1,030,000	1,029,467	(a)(b)
HSBC USA Inc., Senior Notes	1.162%	9/24/18	790,000	792,455	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	550,000	521,125	(a)(c)
JPMorgan Chase & Co., Senior Notes	0.841%	2/15/17	1,600,000	1,598,437	(a)
Manufacturers & Traders Trust Co., Senior Bonds	0.672%	1/30/17	1,060,000	1,058,820	(a)
MUFG Union Bank NA, Senior Notes	1.031%	9/26/16	1,140,000	1,142,655	(a)
Nordea Bank AB, Senior Notes	0.644%	4/4/17	500,000	500,627	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes	1.034%	7/23/18	1,130,000	1,130,741	(a)
Svenska Handelsbanken AB, Senior Notes	0.773%	6/17/19	410,000	409,450	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/1/15	1,150,000	1,135,337	(a)(c)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,254,729
Westpac Banking Corp., Senior Notes	1.037%	7/30/18	800,000	803,697	(a)

Total Banks				21,255,424

Capital Markets - 1.6%
Bank of New York Mellon Corp., Senior Notes	1.191%	8/17/20	530,000	531,381	(a)
Goldman Sachs Group Inc., Senior Notes	1.421%	11/15/18	1,250,000	1,260,561	(a)
UBS AG Stamford CT, Senior Notes	1.133%	6/1/20	1,490,000	1,490,343	(a)

Total Capital Markets				3,282,285

Consumer Finance - 0.6%
American Express Co., Senior Notes	0.919%	5/22/18	1,130,000	1,129,242	(a)

Diversified Financial Services - 2.0%
General Electric Capital Corp., Senior Bonds	5.400%	2/15/17	1,860,000	1,969,665
General Electric Capital Corp., Senior Notes	0.796%	1/14/19	760,000	758,288	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	152,180
Total Capital International SA, Senior Notes	0.881%	8/10/18	1,140,000	1,143,011	(a)

Total Diversified Financial Services				4,023,144

Insurance - 0.5%
Prudential Financial Inc., Senior Notes	1.101%	8/15/18	890,000	894,145	(a)

TOTAL FINANCIALS				30,584,240

HEALTH CARE - 2.7%
Biotechnology - 0.6%
Amgen Inc., Senior Notes	0.929%	5/22/19	750,000	745,333	(a)
Celgene Corp., Senior Notes	2.125%	8/15/18	490,000	490,497

Total Biotechnology				1,235,830

Health Care Equipment & Supplies - 0.8%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	920,000	938,400	(b)
Medtronic Inc., Senior Notes	0.417%	2/27/17	700,000	697,206	(a)

Total Health Care Equipment & Supplies				1,635,606

Health Care Providers & Services - 0.8%
UnitedHealth Group Inc., Senior Notes	0.744%	1/17/17	1,490,000	1,491,037	(a)

Pharmaceuticals - 0.5%
Merck & Co. Inc., Senior Notes	0.686%	2/10/20	1,020,000	1,015,400	(a)

TOTAL HEALTH CARE				5,377,873

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.5%
Rockwell Collins Inc., Senior Notes	0.636%	12/15/16	1,060,000	1,057,601	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	$14,315	$16,319

Road & Rail - 0.6%
Kansas City Southern de Mexico SA de CV, Senior Notes	0.994%	10/28/16	1,150,000	1,143,473	(a)

TOTAL INDUSTRIALS				2,217,393

INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.3%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	610,000	618,388	(b)(d)

IT Services - 0.0%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	96,005	(b)

Software - 0.8%
Oracle Corp., Senior Notes	0.869%	1/15/19	1,550,000	1,551,173	(a)

TOTAL INFORMATION TECHNOLOGY				2,265,566

MATERIALS - 1.1%
Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	1.239%	4/15/16	400,000	400,039	(a)(b)
Glencore Funding LLC, Senior Notes	1.349%	4/16/18	1,000,000	969,270	(a)(b)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	360,000	374,584
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	433,655

Total Metals & Mining				2,177,548

Paper & Forest Products - 0.0%
Smurfit Kappa Treasury Funding Ltd., Debentures	7.500%	11/20/25	30,000	37,050

TOTAL MATERIALS				2,214,598

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	1.237%	11/27/18	230,000	229,983	(a)
AT&T Inc., Senior Notes	1.212%	6/30/20	760,000	759,049	(a)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	430,000	452,575
Verizon Communications Inc., Senior Notes	0.681%	6/9/17	1,080,000	1,076,667	(a)
Verizon Communications Inc., Senior Notes	2.036%	9/14/18	130,000	133,572	(a)

Total Diversified Telecommunication Services				2,651,846

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV, Senior Notes	1.288%	9/12/16	1,130,000	1,135,329	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	190,000	163,875
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	190,000	212,088	(b)
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	560,000	577,500

Total Wireless Telecommunication Services				2,088,792

TOTAL TELECOMMUNICATION SERVICES				4,740,638

UTILITIES - 1.2%
Electric Utilities - 0.6%
Duke Energy Corp., Senior Notes	0.664%	4/3/17	520,000	518,934	(a)
Duke Energy Indiana Inc., Secured Bonds	0.636%	7/11/16	520,000	520,300	(a)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	210,000	209,150

Total Electric Utilities				1,248,384

Independent Power and Renewable Electricity Producers - 0.1%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	97,429	100,535

Multi-Utilities - 0.5%
TECO Finance Inc., Senior Notes	0.884%	4/10/18	980,000	981,578	(a)

TOTAL UTILITIES				2,330,497

TOTAL CORPORATE BONDS & NOTES (Cost - $64,201,735)				63,745,398

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 26.7%
Ally Master Owner Trust, 2014-5 A1	0.677%	10/15/19	$1,560,000	$1,554,153	(a)
American Express Issuance Trust II, 2013-2 A	0.628%	8/15/19	800,000	801,559	(a)
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.249%	7/25/32	554,639	545,232	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.899%	8/25/32	256,793	234,546	(a)
Apollo Credit Funding Ltd., 2004-A A1	1.726%	4/15/27	750,000	752,325	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.788%	3/12/26	750,000	745,859	(a)(b)
Atrium CDO Corp., 2005-A A1	0.583%	7/20/20	292,316	290,803	(a)(b)
Bank of America Credit Card Trust, 2014-A1 A	0.578%	6/15/21	1,600,000	1,601,731	(a)
Bank of America Credit Card Trust, 2014-A3 A	0.488%	1/15/20	1,050,000	1,049,870	(a)
Bayview Financial Asset Trust, 2007-SR1A M1	0.999%	3/25/37	741,054	649,534	(a)(b)
BlueMountain CLO Ltd., 2012-2A A1	1.753%	11/20/24	750,000	748,695	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1	1.813%	10/20/27	750,000	749,325	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.401%	12/26/19	458,528	456,922	(a)
Business Loan Express, 2001-2A A	0.779%	1/25/28	263,997	239,181	(a)(b)
Business Loan Express, 2002-1A A	0.749%	7/25/28	164,299	154,921	(a)(b)
CarMax Auto Owner Trust, 2015-3 A2B	0.644%	11/15/18	900,000	899,730	(a)
Cent CLO LP, 2013-19A A1A	1.624%	10/29/25	250,000	248,128	(a)(b)
CIFC Funding Ltd., 2014-2A A1L	1.809%	5/24/26	750,000	747,080	(a)(b)
Citibank Credit Card Issuance Trust, 2013-A4 A4	0.620%	7/24/20	1,560,000	1,563,375	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	693,569	696,758	(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.648%	4/15/21	1,480,000	1,485,438	(a)
Ford Credit Floorplan Master Owner Trust, 2013-5 A2	0.668%	9/15/18	1,600,000	1,600,858	(a)
Ford Credit Floorplan Master Owner Trust, 2014-2 A	0.698%	2/15/21	1,100,000	1,093,677	(a)
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.548%	8/15/19	960,000	956,687	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	0.757%	1/15/22	1,010,000	1,007,373	(a)
Golden Credit Card Trust, 2014-2A A	0.648%	3/15/21	360,000	357,831	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.499%	5/25/36	315,891	313,423	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.742%	12/10/27	1,393,290	1,391,748	(a)(b)
Hertz Fleet Lease Funding LP, 2014-1 A	0.592%	4/10/28	1,067,740	1,065,942	(a)(b)
Illinois Student Assistance Commission, 2010-1 A2	1.345%	4/25/22	866,808	867,328	(a)
Jackson Mill CLO Ltd., 2015-1A A	1.763%	4/15/27	250,000	249,875	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	1.719%	7/15/26	250,000	247,706	(a)(b)
JPMorgan Mortgage Acquisition Corp., 2005-OPT1 M3	0.699%	6/25/35	1,960,000	1,566,669	(a)
LCM Limited Partnership, 16A A	1.789%	7/15/26	250,000	249,506	(a)(b)
Navient Student Loan Trust, 2015-3 A1	0.519%	7/25/30	937,859	930,726	(a)
NCUA Guaranteed Notes, 2010-A1 A	0.538%	12/7/20	1,321,630	1,319,515	(a)
Nelnet Student Loan Trust, 2013-5A A	0.821%	1/25/37	1,160,182	1,129,718	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.759%	4/15/26	500,000	497,798	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2	1.129%	8/25/34	822,615	759,841	(a)
NewMark Capital Funding, 2014-2A A1	1.722%	6/30/26	250,000	247,891	(a)(b)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.624%	5/25/33	333,663	276,426	(a)
Ocean Trails CLO, 2013-4A X	1.314%	8/13/25	140,000	139,988	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.817%	10/20/26	500,000	499,174	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	851,009	850,581
Renaissance Home Equity Loan Trust, 2003-1 A	1.059%	6/25/33	438,226	417,595	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.079%	8/25/33	388,511	367,938	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.699%	12/25/33	1,411,058	1,352,687	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	$14,522	$13,224
SACO I Trust, 2006-5 1A	0.499%	4/25/36	250,265	444,856	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.587%	10/20/23	650,000	646,292	(a)(b)
Saxon Asset Securities Trust, 2003-1 M1	1.249%	6/25/33	414,422	387,346	(a)
SLC Student Loan Trust, 2006-2 A5	0.386%	9/15/26	2,360,000	2,295,330	(a)
SLM Student Loan Trust, 2003-4 B	0.936%	6/15/38	1,091,801	986,048	(a)
SLM Student Loan Trust, 2005-5 B	0.545%	10/25/40	848,037	744,004	(a)
SLM Student Loan Trust, 2005-6 B	0.585%	1/25/44	1,112,627	928,220	(a)
SLM Student Loan Trust, 2005-A A3	0.486%	6/15/23	1,059,874	1,033,674	(a)
SLM Student Loan Trust, 2006-2 A6	0.465%	1/25/41	680,000	590,774	(a)
SLM Student Loan Trust, 2006-2 B	0.515%	1/25/41	377,100	318,851	(a)
SLM Student Loan Trust, 2008-6 A3	1.045%	1/25/19	1,320,000	1,311,798	(a)
SLM Student Loan Trust, 2011-B A1	1.048%	12/16/24	166,801	166,823	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.598%	8/15/25	332,636	333,953	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.298%	12/15/21	44,055	44,072	(a)(b)
SLM Student Loan Trust, 2012-C A1	1.298%	8/15/23	173,686	173,834	(a)(b)
SLM Student Loan Trust, 2012-D A2	2.950%	2/15/46	1,520,000	1,552,372	(b)
SLM Student Loan Trust, 2013-A A1	0.798%	8/15/22	214,037	213,223	(a)(b)
SMART Trust, 2014-1US A2B	0.494%	7/14/16	40,685	40,686	(a)
SMB Private Education Loan Trust, 2014-A A1	0.698%	9/15/21	1,359,686	1,352,097	(a)(b)
SMB Private Education Loan Trust, 2015-B A2B	1.391%	7/15/27	600,000	599,909	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.647%	10/20/26	500,000	495,750	(a)(b)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.879%	1/25/34	118,169	103,269	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.879%	1/25/33	354,003	339,404	(a)
Venture CDO Ltd., 2013-13A AX	1.476%	6/10/25	433,333	431,791	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.789%	4/15/26	880,000	876,312	(a)(b)
Voya CLO Ltd., 2014-2A A1	1.739%	7/17/26	750,000	748,530	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.786%	10/14/26	250,000	249,369	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $53,730,926)				53,395,477

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.5%
American Home Mortgage Assets, 2006-4 1A12	0.409%	10/25/46	2,439,335	1,641,972	(a)
Banc of America Funding Corp., 2014-R5 1A2	1.970%	9/26/45	1,540,000	955,619	(a)(b)
Banc of America Funding Corp., 2015-R2 4A1	0.356%	9/29/36	969,517	900,487	(a)(b)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.497%	3/25/33	35,921	35,573	(a)
Bear Stearns Alt-A Trust, 2005-02 1A1	0.699%	3/25/35	285,208	280,992	(a)
Bear Stearns ARM Trust, 2004-12 1A1	2.710%	2/25/35	378,646	344,373	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.299%	10/25/33	911,104	852,147	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.499%	8/25/35	7,778	7,220	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.489%	10/25/35	27,707	25,570	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.399%	1/25/36	11,983	11,009	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.429%	7/25/36	60,627	55,123	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	197,419	196,698
Commercial Mortgage Trust, 2014-BBG A	0.998%	3/15/29	440,000	437,891	(a)(b)
Commercial Mortgage Trust, 2014-SAVA A	1.348%	6/15/34	723,869	722,526	(a)(b)
Connecticut Avenue Securities, 2014-C04 2M2	5.199%	11/25/24	510,000	515,020	(a)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	631,188	647,090
Countrywide Alternative Loan Trust, 2007-23CB A7	0.599%	9/25/37	1,174,999	772,356	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.403%	1/27/36	$748,928	$487,286	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.740%	2/25/48	111,309	111,352	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.994%	12/29/45	594,033	595,636	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.088%	6/1/28	99,084	97,789	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.548%	11/15/40	421,359	422,162	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	3.960%	1/25/28	243,297	254,324	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.334%	3/25/42	1,667,494	1,772,871	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.243%	8/25/43	1,589,215	1,689,361	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.697%	3/25/27	249,527	246,432	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.499%	10/25/35	124,457	124,650	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.599%	8/25/33	312,220	313,548	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.134%	8/25/42	1,488,170	1,605,617	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.599%	5/25/42	197,180	198,242	(a)
First Horizon Alternative Mortgage Securities, 2007-FA1 A6	0.499%	3/25/37	2,271,516	1,249,370	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.568%	6/25/30	370,269	378,094	(a)
GE Business Loan Trust, 2006-1A C	0.618%	5/15/34	953,725	864,674	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.688%	2/20/61	543,970	544,775	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.588%	3/20/63	918,877	913,584	(a)
Government National Mortgage Association (GNMA), 2013-H22 FB	0.888%	8/20/63	4,172,858	4,215,288	(a)
Government National Mortgage Association (GNMA), 2014-H19 FE	0.658%	9/20/64	2,017,465	2,011,698	(a)
GS Mortgage Securities Corp. II, 2000-1A A	0.903%	3/20/23	709,629	709,403	(a)(b)
GS Mortgage Securities Corp. II, 2010-C1 A1	3.679%	8/10/43	132,017	136,505	(b)
HarborView Mortgage Loan Trust, 2004-2 2A1	0.725%	6/19/34	532,640	487,838	(a)
IMPAC CMB Trust, 2003-8 1A2	1.199%	10/25/33	37,526	35,980	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.726%	10/25/35	985,461	855,925	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	685,887	686,241
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	188,832	188,354
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	192,166	191,393
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.437%	5/15/28	403,733	404,588	(a)(b)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.069%	9/15/29	165,653	674	(a)(b)(e)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.950%	2/22/32	1,010,000	1,002,021	(a)(b)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.588%	10/15/35	621,436	20,466	(a)(e)
LB-UBS Commercial Mortgage Trust, 2006-C1 AM	5.217%	2/15/31	580,000	585,059	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	370,000	373,112

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	$424,099	$425,124
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	355,598	355,616
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	310,000	312,935
Morgan Stanley Reremic Trust, 2015-R2 2A1	1.260%	12/26/46	971,178	944,164	(a)(b)
Morgan Stanley Reremic Trust, 2015-R4 1A1	0.441%	8/26/47	1,548,986	1,470,484	(a)(b)(f)
NCUA Guaranteed Notes, 2011-R1 1A	0.638%	1/8/20	414,225	416,308	(a)
New York Mortgage Trust Inc., 2005-2 A	0.529%	8/25/35	572,168	532,522	(a)
Nomura Resecuritization Trust, 2015-7R 1A1	0.331%	9/26/35	1,315,145	1,285,167	(a)(b)
Residential Accredit Loans Inc., 2003-QA1 A1	0.879%	12/25/33	797,670	751,376	(a)
Residential Accredit Loans Inc., 2004-QS16 1A1	5.500%	12/25/34	384,257	389,790
Residential Accredit Loans Inc., 2007-QS7 1A7	0.749%	5/25/37	2,082,895	1,417,846	(a)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	11,249	12,687
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	15,569	15,007
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.649%	11/25/33	211,030	204,595	(a)
Sequoia Mortgage Trust, 2002-9 2A	1.930%	9/20/32	291,711	281,024	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN2 M2	4.449%	11/25/23	900,000	899,145	(a)
Structured ARM Loan Trust, 2004-01 2A	0.509%	2/25/34	182,083	163,841	(a)
Structured ARM Loan Trust, 2004-02 1A1	2.858%	3/25/34	352,901	351,296	(a)
Structured Asset Securities Corp., 2002-11A 1A1	1.897%	6/25/32	42,547	42,298	(a)
Structured Asset Securities Corp., 2002-18A 1A1	2.743%	9/25/32	58,378	58,610	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.344%	6/25/35	1,040,750	932,983	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.099%	3/25/44	146,772	133,727	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.749%	8/20/35	642,167	561,434	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.349%	6/25/33	527,135	511,395	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	0.799%	12/25/35	1,074,144	824,666	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-4 CB9	0.599%	6/25/35	1,075,961	839,145	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.144%	8/25/46	1,116,411	781,689	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.164%	7/25/46	2,073,314	1,729,861	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	2.615%	11/25/34	929,404	930,156	(a)
WF-RBS Commercial Mortgage Trust, 2011-C3 A2	3.240%	3/15/44	906,413	913,566	(b)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	458,532	464,329	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	210,000	211,315
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	912,824	914,703
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	235,289	233,939
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	280,000	287,146
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	193,033	192,469

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $54,409,906)				52,968,336

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 9.7%
FHLMC - 2.5%
Federal Home Loan Mortgage Corp. (FHLMC)	1.990%	6/1/43	$912,709	$924,683	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.739%	8/1/29	31,573	33,220	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.352%	8/1/32	132,490	138,247	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.475%	8/1/32	28,094	28,308	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.320%	12/1/26	61,026	63,152	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.651%	7/1/29	150,952	157,237	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.225%	7/1/33	431,003	456,406	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	3.860%	8/1/25	34,926	35,501	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.438%	12/1/30	35,736	35,782	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,170	2,482
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.372%	12/1/23	79,289	83,146	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	1.950%	2/1/24	26,360	26,897	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.258%	4/1/26	109,974	115,520	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.311%	6/1/29	368,802	388,407	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.616%	7/1/29	182,434	193,965	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.514%	3/1/31	77,081	79,276	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.450%	5/1/31	3,719	3,745	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.536%	3/1/33	1,278,988	1,370,512	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.344%	10/1/33	183,269	193,448	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.682%	5/1/33	476,549	509,863	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.467%	7/1/27	33,456	33,835	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	3.320%	12/1/30	52,701	53,194	(a)

Total FHLMC				4,926,826

FNMA - 5.3%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-4/1/23	1,475,720	1,517,083
Federal National Mortgage Association (FNMA)	1.910%	4/1/33	262,581	275,685	(a)
Federal National Mortgage Association (FNMA)	6.277%	9/1/37	804,548	864,279	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.479%	2/1/31	449,567	474,724	(a)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	4.530%	5/1/30	211,325	219,002	(a)

Federal National Mortgage Association (FNMA), One Year CMT ARM	2.393%	11/1/18-11/1/29	220,987	229,831	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.175%	4/1/20	4,600	4,621	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.280%	7/1/21	23,585	23,704	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.463%	8/1/22	$12,864	$13,637	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.504%	7/1/23	35,793	37,426	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.795%	8/1/23	15,959	16,046	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.564%	2/1/24	72,990	77,471	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.290%	4/1/25	204,745	211,804	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.314%	12/1/25	32,153	34,026	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.635%	1/1/27	76,783	81,815	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.603%	7/1/27	157,361	161,778	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.615%	8/1/27	67,307	68,314	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.325%	2/1/28	11,782	11,868	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.419%	3/1/28	46,401	48,080	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.508%	2/1/29	150,992	161,185	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.521%	8/1/29	259,296	274,155	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.581%	1/1/30	118,086	122,897	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.691%	12/1/30	400,966	428,694	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.360%	1/1/31	145,344	146,381	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.254%	2/1/31	118,642	124,619	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.479%	3/1/31	63,969	66,814	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.258%	4/1/31	219,324	227,374	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.283%	4/1/31	49,221	50,506	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.403%	7/1/31	74,937	77,658	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.367%	9/1/31	62,480	64,965	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.655%	10/1/31	96,688	99,112	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.250%	6/1/32	52,496	52,938	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.580%	7/1/32	293,900	306,943	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.149%	9/1/32	152,552	161,554	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.310%	12/1/32	296,002	311,021	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	1/1/33	128,311	134,019	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.415%	1/1/33	224,150	233,741	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.501%	5/1/33	$282,354	$301,127	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.309%	8/1/32	182,792	190,602	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.611%	12/1/20	121,591	126,783	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.450%	6/1/24	5,648	5,688	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.250%	7/1/24	160,785	167,773	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.141%	9/1/24	453,782	467,384	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.183%	9/1/24	109,429	114,704	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.750%	11/1/31	59,587	60,565	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.908%	1/1/33	234,089	239,582	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.925%	5/1/33	463,800	486,930	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.930%	6/1/33	416,833	437,793	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	3.548%	6/1/30	577,496	611,035	(a)

Total FNMA				10,625,736

GNMA - 1.9%
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	2/20/16-3/20/21	270,200	282,565	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.750%	6/20/17-5/20/32	1,268,105	1,309,798	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	46,566	48,040	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	8/20/22-9/20/32	2,083,980	2,164,452	(a)

Total GNMA				3,804,855

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $18,946,210)				19,357,417

MUNICIPAL BONDS - 0.8%
Rhode Island - 0.8%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $1,666,874)	0.888%	10/2/28	1,666,874	1,645,855	(a)(b)

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., Extented Synthetic LOC 2	3.650%	7/26/16	37,569	37,216	(g)(h)
Aramark Services Inc., USD Term Loan F	3.250%	2/24/21	565,273	563,930	(g)(h)

Total Hotels, Restaurants & Leisure				601,146

Media - 0.3%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	683,001	679,586	(g)(h)

TOTAL CONSUMER DISCRETIONARY				1,280,732

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., New 2018 Extended Term Loan	3.700%	3/24/18	395,228	393,529	(g)(h)

TOTAL SENIOR LOANS (Cost - $1,655,047)				1,674,261

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.9%
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	$1,030,000	$1,030,000	(b)

Mexico - 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	720,000	806,400

TOTAL SOVEREIGN BONDS (Cost - $1,895,575)				1,836,400

			SHARES
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Tropicana Entertainment Inc.			17,545	278,966	*

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			886	5,711	*(e)(f)

TOTAL COMMON STOCKS (Cost - $311,763)				284,677

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $196,818,036)				194,907,821

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
State Street Bank & Trust Co. repurchase agreement dated 8/31/15; Proceeds at maturity - $5,385,000; (Fully collateralized by U.S. Treasury Notes, 3.375% due 11/15/19; Market Value - $5,493,180) (Cost - $5,385,000)	0.000%	9/1/15	$5,385,000	5,385,000

TOTAL INVESTMENTS - 100.2% (Cost - $202,203,036#)				200,292,821
Liabilities in Excess of Other Assets - (0.2)%				(303,724)

TOTAL NET ASSETS - 100.0%				$199,989,097

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$63,745,398	—	$63,745,398
Asset-backed securities	—	53,395,477	—	53,395,477
Collateralized mortgage obligations	—	51,497,852	$1,470,484	52,968,336
Mortgage-backed securities	—	19,357,417	—	19,357,417
Municipal bonds	—	1,645,855	—	1,645,855
Senior loans:
Consumer discretionary	—	679,586	601,146	1,280,732
Information technology	—	393,529	—	393,529
Sovereign bonds	—	1,836,400	—	1,836,400
Common stocks:
Consumer discretionary	$278,966	—	—	278,966
Industrials	—	—	5,711	5,711

Total long-term investments	$278,966	$192,551,514	$2,077,341	$194,907,821

Short-term investments†	—	5,385,000	—	5,385,000

Total investments	$278,966	$197,936,514	$2,077,341	$200,292,821

Other financial instruments:
Futures contracts	$29,437	—	—	$29,437

Total	$308,403	$197,936,514	$2,077,341	$200,322,258

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES			SENIOR LOANS	COMMON STOCKS
INVESTMENTS IN SECURITIES	INDUSTRIALS	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	CONSUMER DISCRETIONARY	INDUSTRIALS	TOTAL
Balance as of May 31, 2015	$17,568	$1,399,015	—	$605,286	$8,343	$2,030,212
Accrued premiums/discounts	27	—	$420	—	—	447
Realized gain (loss)	—	—	1,546	—	—	1,546
Change in unrealized appreciation (depreciation)[1]	(446)	(3,624)	(1,468)	(2,709)	(2,632)	(10,879)
Purchases	—	—	1,501,000	—	—	1,501,000
Sales	(830)	(75,876)	(31,014)	(1,431)	—	(109,151)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3[2]	(16,319)	(1,319,515)	—	—	—	(1,335,834)

Balance as of August 31, 2015	—	—	$1,470,484	$601,146	$5,711	$2,077,341

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2015[1]	—	—	$(1,468)	$(2,709)	$(2,632)	$(6,809)

The	Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,790,725
Gross unrealized depreciation	(3,700,940)

Net unrealized depreciation	$(1,910,215)

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	47	12/15	$10,295,535	$10,268,031	$27,504
U.S. Treasury 5-Year Notes	6	12/15	718,558	716,625	1,933

Net unrealized appreciation on open futures contracts					$29,437

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015